As filed with the Securities and Exchange Commission on October 14, 2014.

Registration Nos. 333-131683

811-21852

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 119	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 126	☒

(Check Appropriate Box or Boxes)

COLUMBIA FUNDS SERIES TRUST II

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates solely to the Registrant’s Active Portfolios Multi-Manager Value Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Commodity Strategy Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Opportunity Fund, Columbia Flexible Capital Income Fund, Columbia High Yield Bond Fund, Columbia Mortgage Opportunities Fund, Columbia Multi-Advisor Small Cap Value Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Small/Mid Cap Value Fund and Columbia U.S. Government Mortgage Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 14th day of October, 2014.

COLUMBIA FUNDS SERIES TRUST II

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 14th day of October, 2014.

Signature	Capacity	Signature	Capacity

/s/ J. Kevin Connaughton J. Kevin Connaughton	President (Principal Executive Officer)	/s/ R. Glenn Hilliard* R. Glenn Hilliard	Trustee

/s/ Michael G. Clarke Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	/s/ Stephen R. Lewis, Jr.* Stephen R. Lewis, Jr.	Trustee

/s/ Joseph F. DiMaria Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	/s/ Catherine James Paglia* Catherine James Paglia	Trustee

/s/ William P. Carmichael* William P. Carmichael	Chair of the Board	/s/ Leroy C. Richie* Leroy C. Richie	Trustee

/s/ Kathleen A. Blatz* Kathleen A. Blatz	Trustee	/s/ Anthony M. Santomero* Anthony M. Santomero	Trustee

/s/ Edward J. Boudreau, Jr.* Edward J. Boudreau, Jr.	Trustee	/s/ Minor M. Shaw* Minor M. Shaw	Trustee

/s/ Pamela G. Carlton* Pamela G. Carlton	Trustee	/s/ Alison Taunton-Rigby* Alison Taunton-Rigby	Trustee

/s/ Patricia M. Flynn* Patricia M. Flynn	Trustee	/s/ William F. Truscott* William F. Truscott	Trustee

/s/ William A. Hawkins* William A. Hawkins	Trustee

*By:	/s/ Ryan C. Larrenaga
Name:	Ryan C. Larrenaga** Attorney-in-fact

**	Signed pursuant to Trustees Power of Attorney, dated April 17, 2013, filed electronically on or about May 30, 2013 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 87 to Registration Statement No. 333-131683.

SIGNATURES

CCSF Offshore Fund, Ltd. has duly caused this Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., to be signed on its behalf by the undersigned, duly authorized, on the 14th day of October, 2014.

CCSF Offshore Fund, Ltd.

By:	/s/ Amy K. Johnson
Amy K. Johnson
Director

This Amendment to the Registration Statement for Columbia Commodity Strategy Fund, with respect only to information that specifically relates to CCSF Offshore Fund, Ltd., has been signed below by the following persons in the capacities indicated on the 14th day of October, 2014.

Signature	Capacity

/s/ Amy K. Johnson Amy K. Johnson	Director, CCSF Offshore Fund, Ltd.

/s/ Paul D. Pearson Paul D. Pearson	Director, CCSF Offshore Fund, Ltd.

/s/ Anthony P. Haugen Anthony P. Haugen	Director, CCSF Offshore Fund, Ltd.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase